Document and Entity Information	6 Months Ended
Aug. 04, 2018
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Aug. 04, 2018
Trading Symbol	BJ
Entity Registrant Name	BJ's Wholesale Club Holdings, Inc.
Entity Central Index Key	0001531152
Entity Filer Category	Non-accelerated Filer